Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 6.  Property and Equipment

Property and equipment at December 31, 2023 and 2022 consists of the following (in thousands):

	2023	2022
Land and land improvements	$17,052	$16,764
Buildings and improvements	54,171	52,974
Machinery and equipment	9,490	8,567
Office furniture and fixtures	10,346	9,638
Vehicles	976	865
Construction in progress	10	11
	92,045	88,819
Less accumulated depreciation and amortization	(35,415)	(32,014)
Property and equipment, net	$56,630	$56,805

At December 31, 2023, the Company did not have any significant fixed contractual commitments for construction projects.